LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Equity securities without readily determinable fair value
Beginning Balance	¥ 543,178		¥ 699,747
Additions	396,549		5,000
Disposal	(5,000)		(8,750)
Share of (loss) in equity method investments	(21,317)	$ (3,268)	(29,455)	¥ (41,143)
Impairment loss of investments	(282,076)	(43,230)	(154,898)	(23,140)
Unrealized losses recorded in accumulated other comprehensive loss			(99)	(1,146)
Impact of exchange rate	(4,949)		2,079
Ending Balance	647,702		543,178	699,747
Gain recognized on remeasurement of previously held equity interest in acquire (Note 3)			16,272
Business combinations achieved in stages (Note 3)			(35,040)
Equity method investments
Beginning Balance	206,823		219,935
Additions	53,929		161,951
Disposal			(104,149)
Share of (loss) in equity method investments	(21,317)	(3,268)	(29,455)	(41,143)
Impairment charges	(179,193)	(27,463)	(22,830)	0
Unrealized losses recorded in accumulated other comprehensive loss			(99)	(1,146)
Impact of exchange rate	(2,751)		139
Gain recognized on remeasurement of previously held equity interest in acquire (Note 3)			16,272
Business combinations achieved in stages (Note 3)			(35,040)
Ending Balance	57,491		206,823	219,935
Available for sales investment
Beginning Balance	10,443		34,476
Additions			10,533
Disposal	(10,443)		(35,739)
Share of (loss) in equity method investments	(21,317)	(3,268)	(29,455)	(41,143)
Impairment charges	(179,193)	(27,463)	(22,830)	0
Unrealized losses recorded in accumulated other comprehensive loss			(99)	(1,146)
Impact of exchange rate			(1,272)
Gain recognized on remeasurement of previously held equity interest in acquire (Note 3)			16,272
Business combinations achieved in stages (Note 3)			(35,040)
Ending Balance	0		10,443	34,476
Held-to-maturity investment
Beginning balance	15,200		0
Additions	19,100		15,200
Impairment charges	(1,221)
Ending balance	33,079		15,200	0
Long term investments
Beginning Balance	775,644		954,158
Additions	469,578		192,684
Disposal	(15,443)		(148,638)
Share of (loss) in equity method investments	(21,317)		(29,455)
Impairment charges	(462,490)		(177,728)
Unrealized losses recorded in accumulated other comprehensive loss			(99)
Impact of exchange rate	(7,700)		3,490
Gain recognized on remeasurement of previously held equity interest in acquire (Note 3)			16,272
Business combinations achieved in stages (Note 3)			(35,040)
Ending Balance	¥ 738,272	$ 113,145	¥ 775,644	¥ 954,158